Janus Henderson Small-Mid Cap Value Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2500™ Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.73%	10.02%	9.72%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.21%	7.10%	7.22%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.08%	6.36%	6.73%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.43%	8.19%	8.69%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.